8. CAPITAL AND RESERVES (Details)		12 Months Ended
		Dec. 31, 2024 CAD ($) shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2024 $ / shares
Shares issued for private placements		$ 350,000	$ 1,250,000
Share issue costs		$ (38,887)	$ (60,416)
Issuance #1
Sale of Stock, Transaction Date		Feb. 28, 2022
Stock Issued During Period, Shares, New Issues | shares		16,666,667
Sale of Stock, Price Per Share | $ / shares				$ 0.075
Stock Issued		$ 1,250,000
Issuance #2
Sale of Stock, Transaction Date		Feb. 28, 2022
Stock Issued During Period, Shares, New Issues | shares		3,800,000
Sale of Stock, Price Per Share | $ / shares				0.075
Stock Issued		$ 285,000
Issuance #3
Sale of Stock, Transaction Date	[1]	Mar. 03, 2022
Stock Issued During Period, Shares, New Issues | shares	[1]	1,470,000
Issuance #4
Sale of Stock, Transaction Date		Sep. 05, 2024
Stock Issued During Period, Shares, New Issues | shares		10,000,000
Sale of Stock, Price Per Share | $ / shares				$ 0.035
Stock Issued		$ 350,000
Shares issued for private placements		133,461
Share issue costs		$ (38,887)

[1]	Note 7